UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05215)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments:

Putnam Tax Exempt Money Market Fund

The fund's portfolio
6/30/15 (Unaudited)

Key to holding's abbreviations
FNMA Coll. — Federal National Mortgage Association Collateralized
LOC — Letter of Credit
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.7%)(a)
	Rating(RAT)	Principal amount	Value

California (7.6%)

CA Hlth. Fac. Fin. Auth. VRDN (Scripps Hlth.), Ser. B, 0.05s, 10/1/42(M)	VMIG1	$500,000	$500,000

CA State Edl. Fac. Auth. VRDN (Stanford U.), Ser. L, 0.06s, 10/1/22(M)	VMIG1	800,000	800,000

CA Statewide Cmnty. Dev. Auth. VRDN (Kaiser Permanente), Ser. E, 0.04s, 11/1/36(M)	A-1	500,000	500,000

San Francisco City & Cnty., Multi-Fam. Hsg. VRDN, Ser. A, 0.06s, 8/1/30(M)	A-1+	1,200,000	1,200,000

			3,000,000
Connecticut (2.5%)

CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. U2, 0.05s, 7/1/33(M)	VMIG1	1,000,000	1,000,000

			1,000,000
Delaware (1.8%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.02s, 10/1/38(M)	VMIG1	700,000	700,000

			700,000
Idaho (1.8%)

ID State U. Foundation VRDN (E & Thelma Stephens Project), Ser. L, 0.11s, 5/1/21 (Wells Fargo Bank N.A. (LOC))(M)	VMIG1	715,000	715,000

			715,000
Illinois (9.3%)

Channahon, VRDN (Morris Hosp.), Ser. B, 0.07s, 12/1/32 (U.S. Bank, N.A. (LOC))(M)	A-1+	740,000	740,000

IL Dev. Fin. Auth. VRDN (North Shore Country Day), 0.08s, 7/1/33 (Northern Trust Co. (LOC))(M)	VMIG1	900,000	900,000

IL Edl. Fac. Auth. VRDN (Lake Forest Open Lands), 0.11s, 8/1/33 (Northern Trust Co. (LOC))(M)	A-1+	800,000	800,000

IL Fin. Auth. VRDN (U. of Chicago), Ser. B, 0.08s, 7/1/34(M)	VMIG1	634,000	634,000

IL State Fin. Auth. VRDN (Northwestern U.), Ser. D, 0.05s, 12/1/46(M)	VMIG1	600,000	600,000

			3,674,000
Indiana (7.0%)

IN Muni. Pwr. Agcy. VRDN, Ser. A, 0.06s, 1/1/18 (Citibank, N.A. (LOC), 11/11/16)(M)	VMIG1	400,000	400,000

IN State Fin. Auth. VRDN
(Ascension Hlth.), Ser. E-7, 0.06s, 11/15/33(M)	VMIG1	500,000	500,000
Ser. A-3, 0.02s, 2/1/37(M)	VMIG1	815,000	815,000

IN State Fin. Auth. Hosp. VRDN (IN U. Hlth. Oblig. Group), Ser. E, 0.08s, 3/1/36 (Bank of America N.A. (LOC), 4/17/15)(M)	VMIG1	400,000	400,000

Indianapolis Multi-Fam. Hsg. VRDN (Capital Place-Covington), FNMA Coll., 0.07s, 5/15/38(M)	A-1+	650,000	650,000

			2,765,000
Maryland (1.8%)

Johns Hopkins University Commercial Paper, Ser. B, 0.04s, 7/1/15	P-1	500,000	500,000

MD State Hlth. & Higher Edl. Fac. Auth. VRDN (John Hopkins U.), Ser. A, 0.04s, 7/1/36(M)	VMIG1	200,000	200,000

			700,000
Massachusetts (5.8%)

MA Hlth. & Edl. Facs. Auth. Commercial Paper, Ser. EE, 0.06s, 7/1/15	A-1+	500,000	500,000

MA State VRDN (Construction Loan), Ser. A, 0.01s, 3/1/26(M)	VMIG1	700,000	700,000

MA State Hlth. & Edl. Fac. Auth. VRDN
(Wellesley College), Ser. G, 0.05s, 7/1/39(M)	VMIG1	585,000	585,000
(Harvard U.), Ser. R, 0.01s, 11/1/49(M)	VMIG1	500,000	500,000

			2,285,000
Michigan (1.6%)

MI State Hosp. Fin. Auth. VRDN (Trinity Hlth. Credit Group), Ser. F, 0.05s, 11/1/18(M)	VMIG1	370,000	370,000

U. of MI VRDN, Ser. D-2, 0.07s, 12/1/29(M)	VMIG1	285,000	285,000

			655,000
Minnesota (4.3%)

Minnetonka, Hsg. Fac. VRDN (Beacon Hill), FNMA Coll., 0.08s, 5/15/34(M)	VMIG1	395,000	395,000

MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College), Ser. 5-M2, 0.03s, 10/1/20 (Harris, N.A. (LOC))(M)	VMIG1	805,000	805,000

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.05s, 11/15/38(M)	VMIG1	500,000	500,000

			1,700,000
Mississippi (1.9%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.)
Ser. B, 0.02s, 12/1/30(M)	VMIG1	275,000	275,000
Ser. E, 0.02s, 12/1/30(M)	VMIG1	500,000	500,000

			775,000
Missouri (5.9%)

Curators of The U. of MO Syst. Facs. VRDN, Ser. B, 0.04s, 11/1/31(M)	VMIG1	600,000	600,000

MO State Hlth. & Edl. Fac. Auth. VRDN
(BJC Hlth. Syst.), Ser. E, 0.08s, 5/15/38(M)	VMIG1	750,000	750,000
(Washington U. (The)), Ser. C, 0.03s, 9/1/30(M)	VMIG1	1,000,000	1,000,000

			2,350,000
Nevada (1.8%)

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.05s, 6/1/42 (Bank of NY Mellon)(M)	VMIG1	710,000	710,000

			710,000
New Hampshire (3.4%)

NH Hlth. & Ed. Fac. Auth. VRDN
(U. Syst. of NH), Ser. B, 0.06s, 7/1/33(M)	VMIG1	715,000	715,000
(Dartmouth College), Ser. A, 0.03s, 6/1/31(M)	VMIG1	650,000	650,000

			1,365,000
New Jersey (1.6%)

Rutgers State U. VRDN, Ser. A, 0.01s, 5/1/18(M)	VMIG1	625,000	625,000

			625,000
New York (3.4%)

NY State Dorm. Auth. VRDN
(Metro. Museum of Art), Ser. A, 0.07s, 7/1/15(M)	VMIG1	600,000	600,000
(Columbia U.), Ser. A, 0.05s, 9/1/39(M)	VMIG1	750,000	750,000

			1,350,000
North Carolina (4.0%)

NC Cap. Facs. Fin. Agcy. Commercial Paper, Ser. A2, 0.04s, 7/1/15	P-1	500,000	500,000

NC Cap. Fin. Agcy. Edl. Fac. VRDN (Wake Forrest U.), Ser. B, 0.06s, 1/1/18(M)	VMIG1	435,000	435,000

U. of NC VRDN, Ser. C, 0.05s, 12/1/25(M)	VMIG1	650,000	650,000

			1,585,000
Ohio (6.0%)

Columbus, Swr. VRDN, Ser. B, 0.05s, 6/1/32(M)	VMIG1	910,000	910,000

OH State VRDN, Ser. A, 0.08s, 2/1/23(M)	VMIG1	500,000	500,000

OH State Higher Edl. Fac. Comm. VRDN (Cleveland Clinic Foundation), Ser. B-4, 0.03s, 1/1/43(M)	VMIG1	400,000	400,000

OH State U. VRDN, Ser. B, 0.05s, 6/1/35(M)	VMIG1	570,000	570,000

			2,380,000
Oklahoma (2.4%)

OK State Tpk. Auth. VRDN, Ser. F, 0.02s, 1/1/28(M)	VMIG1	960,000	960,000

			960,000
Pennsylvania (3.5%)

Delaware River Port Auth. PA & NJ VRDN, Ser. B, 0.06s, 1/1/26 (TD Bank, N.A. (LOC))(M)	VMIG1	750,000	750,000

Northampton Cnty., Higher Ed. Auth. VRDN (Lehigh U.), Ser. A, 0.05s, 11/15/21(M)	VMIG1	500,000	500,000

Union City, Higher Edl. Fac. Fin. Auth. VRDN (Bucknell U.), Ser. B, 0.07s, 4/1/22(M)	VMIG1	125,000	125,000

			1,375,000
Rhode Island (2.2%)

RI State Hlth & Edl. Bldg. Corp. VRDN (Brown U.), Ser. A, 0.04s, 5/1/35(M)	VMIG1	500,000	500,000

RI State Hlth. & Higher Edl. Bldg. Fac. Corp. VRDN (RI School of Design), Ser. B, 0.06s, 8/15/36 (T.D. Bank, N.A. (LOC) (6/1/16))(M)	VMIG1	395,000	395,000

			895,000
Texas (10.9%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN
(Memorial Hermann Hlth. Syst.), Ser. D, 0.06s, 12/1/43(M)	A1	225,000	225,000
(Texas Med. Ctr.), Ser. B-1, 0.02s, 9/1/31 (JPMorgan Chase Bank, N.A. (LOC))(M)	VMIG1	715,000	715,000
(The Methodist Hosp.), Ser. C-1, 0.02s, 12/1/24(M)	A-1+	650,000	650,000

San Antonio, Higher Ed. Facs. Corp. VRDN (Trinity U.), 0.07s, 6/1/33(M)	A-1+	500,000	500,000

Southwest, Higher Ed. Auth. VRDN (Southern Methodist U.), 0.04s, 7/1/15(M)	A-1+	400,000	400,000

Texas Tech University Commercial Paper, Ser. A, 0.05s, 7/22/15	P-1	500,000	500,000

TX State VRDN (Veterans Hsg. Assistance II), Ser. D, 0.06s, 12/1/36 (Sumitomo Mitsui Banking (LOC))(M)	VMIG1	850,000	850,000

University of Texas System (The) Commercial Paper, Ser. A, 0.07s, 9/8/15	A-1+	500,000	500,000

			4,340,000
Utah (1.9%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.01s, 5/15/36(M)	A-1+	755,000	755,000

			755,000
Virginia (5.3%)

Cap. Beltway Funding Corp. VRDN
(495 Hot Lanes), Ser. C, 0.04s, 12/31/47 (National Australia Bank (LOC))(M)	P-1	300,000	300,000
(495 Hot Toll Lanes), Ser. D, 0.04s, 12/31/47 (Bank of Nova Scotia)(M)	P-1	600,000	600,000

Fairfax Cnty., Indl. Dev. Auth. VRDN (Inova Hlth. Syst. Oblig. Group), Ser. A-2, 0.07s, 5/15/35(M)	VMIG1	450,000	450,000

Loudoun Cnty., Indl. Dev. Auth. VRDN (Howard Hughes Med.), Ser. F, 0.05s, 2/15/38(M)	VMIG1	750,000	750,000

			2,100,000
TOTAL INVESTMENTS

Total investments (cost $38,759,000)(b)			$38,759,000

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $39,672,577.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(M)	This security's effective maturity date is less than one year.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	39.9%
	Financial	18.8
	Healthcare	14.8

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$38,759,000	$—

Totals by level	$—	$38,759,000	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2015